3. Loans, Allowance for Loan Losses and Credit Quality (Details 7)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of contracts	4	1
Recorded Investment	$ 918,858	$ 87,696
Commercial Real Estate
Number of contracts	1
Recorded Investment	$ 400,646
Residential real estate - 1st lien
Number of contracts	3	1
Recorded Investment	$ 518,212	$ 87,696